SHARE BASED COMPENSATION (Summary of Non-vested Shares Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Non-vested Shares
Outstanding, beginning balance	27,780
Granted	25,000	29,724
Vested	(27,780)	(1,944)
Forfeited
Outstanding, ending balance	25,000	27,780
Weighted Average Grant Date Fair Value
Outstanding, beginning balance	$ 9.06
Granted	9.63	$ 9.38
Vested	$ 9.06	$ 13.95
Forfeited
Outstanding, ending balance	$ 9.63	$ 9.06